Restricted cash (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 62	$ 85	$ 160
Non-current restricted cash	70	$ 69	63
Total restricted cash	132		223
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	70		63
Cash held in escrow in Saudi Arabia
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	23		23
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	11		28
Accounts pledged as collateral for guarantees related to rig recycling
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	11		14
Proceeds from rig sales
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	2		47
Accounts pledged as collateral for SFL leases
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	6		37
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 9		$ 11